Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,992,912.52

Principal:
Principal Collections	$18,672,266.05
Prepayments in Full	$9,841,185.40
Liquidation Proceeds	$342,671.72
Recoveries	$61,002.11
Sub Total	$28,917,125.28
Collections	$30,910,037.80

Purchase Amounts:
Purchase Amounts Related to Principal	$271,829.39
Purchase Amounts Related to Interest	$1,578.26
Sub Total	$273,407.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,183,445.45

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,183,445.45
Servicing Fee	$519,967.60	$519,967.60	$0.00	$0.00	$30,663,477.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,663,477.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,663,477.85
Interest - Class A-3 Notes	$230,453.36	$230,453.36	$0.00	$0.00	$30,433,024.49
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$30,285,985.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,285,985.99
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$30,218,512.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,218,512.24
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$30,168,526.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,168,526.41
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$30,105,386.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,105,386.41
Regular Principal Payment	$27,564,797.64	$27,564,797.64	$0.00	$0.00	$2,540,588.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,540,588.77
Residual Released to Depositor	$0.00	$2,540,588.77	$0.00	$0.00	$0.00
Total		$31,183,445.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,564,797.64
Total					$27,564,797.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,564,797.64	$58.04	$230,453.36	$0.49	$27,795,251.00	$58.53
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$27,564,797.64	$17.12	$558,091.44	$0.35	$28,122,889.08	$17.47

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$350,055,743.52	0.7371146	$322,490,945.88	0.6790713
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$597,325,743.52	0.3709936	$569,760,945.88	0.3538734

Pool Information
Weighted Average APR	3.929%	3.924%
Weighted Average Remaining Term	36.52	35.71
Number of Receivables Outstanding	40,500	39,563
Pool Balance	$623,961,114.67	$594,549,260.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$598,454,173.69	$570,448,198.24
Pool Factor	0.3790318	0.3611652

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,918,238.91
Yield Supplement Overcollateralization Amount	$24,101,062.25
Targeted Overcollateralization Amount	$24,788,314.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,788,314.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$283,901.62
(Recoveries)		58	$61,002.11
Net Loss for Current Collection Period			$222,899.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4287%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4748%
Second Preceding Collection Period			0.4552%
Preceding Collection Period			0.4920%
Current Collection Period			0.4390%
Four Month Average (Current and Preceding Three Collection Periods)			0.4653%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,242	$6,452,881.73
(Cumulative Recoveries)			$717,128.57
Cumulative Net Loss for All Collection Periods			$5,735,753.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3484%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,990.40
Average Net Loss for Receivables that have experienced a Realized Loss			$1,769.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	550	$10,050,088.84
61-90 Days Delinquent	0.29%	80	$1,729,763.28
91-120 Days Delinquent	0.05%	13	$313,068.66
Over 120 Days Delinquent	0.10%	28	$610,944.49
Total Delinquent Receivables	2.14%	671	$12,703,865.27

Repossession Inventory:
Repossessed in the Current Collection Period		25	$486,291.39
Total Repossessed Inventory		35	$743,269.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1999%
Preceding Collection Period			0.2346%
Current Collection Period			0.3058%
Three Month Average			0.2468%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer